Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 19,423,355	¥ 17,121,362
Bonds	11,228,600	10,985,048
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	6,889,731	6,310,115
SMFG [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	6,778,540	6,013,305
Guarantee deposit	324,000	254,000
SMFG [member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	948,000	969,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	2,000	300
SMFG [member] | Subordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,000	41,000
SMFG [member] | Unsubordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	208,000	190,000
SMFG [member] | Senior Bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	5,836,000	5,050,000
SMFG [member] | Senior Bonds [Member] | Subsidiaries [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 4,000	¥ 6,000